Investments - Short-term Investments - Additional information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Short-term Investments USD ($)	Dec. 31, 2014 Short-term Investments CNY	Dec. 31, 2013 Short-term Investments CNY	Dec. 31, 2012 Short-term Investments CNY
Schedule of Investments [Line Items]
Investment interest income	$ 321,184	1,992,818	1,308,542	866,465	$ 291,590	1,810,000	1,070,000	726,400